Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Revenue
Food and beverage sales	$ 77,435,684	$ 60,657,475
Franchise royalties and fees	11,524	50,000
Total revenue	77,447,208	60,707,475
Restaurant operating costs (exclusive of depreciation and amortization shown separately below):
Food, beverage, and packaging	24,117,399	17,486,880
Compensation costs	19,448,210	15,226,145
Occupancy	4,289,966	3,291,339
Other operating costs	15,008,171	11,854,581
General and administrative expenses	6,585,908	5,023,212
Pre-opening costs	1,792,168	714,330
Depreciation and amortization	4,587,310	3,479,360
Loss on disposal of property and equipment	36,833	31,465
Total operating expenses	75,865,965	57,107,312
Operating profit	1,581,243	3,600,163
Change in fair value of derivative instruments	(43,361)	(246,818)
Interest expense	(1,282,991)	(1,137,725)
Other income, net	20,081	366,497
Income before income taxes	274,972	2,582,117
Income tax provision (benefit)	(167)	586,086
Net income	275,139	1,996,031
Less: (Income) attributable to noncontrolling interest	(95,040)	(153,845)
Net income attributable to DRH	$ 180,099	$ 1,842,186
Basic earnings per share (in Dollars per share)	$ 0.01	$ 0.10
Fully diluted earnings per share (in Dollars per share)	$ 0.01	$ 0.10
Weighted-average number of common shares outstanding
Basic (in Shares)	18,949,556	18,902,782
Diluted (in Shares)	19,091,849	19,055,500